Recurring Fair Value Measurements (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Recurring Fair Value Measurements [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of March 31, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	March 31, 2024
	Level 1	Level 2	Level 3
Assets
Cash held in Trust Account	$19,205,223	$—	$—
Liabilities
Public Warrants	$575,000	$—	$—
Private Warrants	$—	$—	$560,000
Working Capital Loan Conversion Option	$—	$—	$—

	December 31, 2023
	Level 1	Level 2	Level 3
Assets
Cash held in Trust Account	$62,418,210	$—	$—
Liabilities
Public Warrants	$230,000	$—	$—
Private Warrants	$—	$—	$224,000
Working Capital Loan Conversion Option	$—	$—	$—

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31, 2023
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account	$62,418,210	$ —	$—
Liabilities
Public Warrants	$230,000	$—	$—
Private Warrants	$—	$—	$224,000
Working Capital Loan Conversion Option	$—	$—	$—

	December 31, 2022
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account	$237,038,010	$ —	$—
Liabilities
Public Warrants	$575,000	$—	$—
Private Warrants	$—	$—	$560,000

Key Inputs into Binomial Lattice Model
The key inputs into the binomial lattice model were as follows at March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Input
Risk-free interest rate	4.17%	3.81%
Expected term to Initial Business Combination (years)	0.25	0.25
Expected volatility	de minimis	de minimis
Common stock price	$11.03	$10.89
Dividend yield	0.0%	0.0%

The key inputs into the binomial lattice model were as follows at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Input
Risk-free interest rate	3.81%	3.95%
Expected term to initial Business Combination (years)	0.25	0.25
Expected volatility	de minimis%	de minimis
Common stock price	$10.89	$10.18
Dividend yield	0.0%	0.0%

Changes in Fair Value of Warrants
The following table provides a reconciliation of changes in fair value of the beginning and ending balances for the Company’s warrants classified as Level 3 for the period ended March 31, 2024 and 2023:

December 31, 2023	$224,000
Change in fair value	336,000
March 31, 2024	$560,000

December 31, 2022	$560,000
Change in fair value	—
March 31, 2023	$560,000

The following table provides a reconciliation of changes in fair value of the beginning and ending balances for the Company’s warrants classified as Level 3 for the period ended December 31, 2023 and December 31, 2022:

Fair value of the Private Placement Warrants measured with level 3
December 31, 2021	$5,824,000
Change in fair value	(5,264,000)
December 31, 2022	$560,000
December 31, 2022	$560,000
Change in fair value	(336,000)
December 31, 2023	$224,000